UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

________

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73013

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2017

Date of reporting period: November 30, 2017

Item 1. Reports to Stockholders.

Exchange Traded Concepts TrusT WeatherStorm Forensic Accounting Long-Short ETF

Annual Report

November 30, 2017

WeatherStorm Forensic Accounting Long-Short ETF

Table of Contents

Management Discussion of Fund Performance	1
Schedule of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Statement of Cash Flows	11
Financial Highlights	12
Notes to Financial Statements	13
Report of Independent Registered Public Accounting Firm	21
Trustees and Officers of the Trust	22
Disclosure of Fund Expenses	25
Notice to Shareholders	26
Supplemental Information	27

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts, LLC uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month year ended June 30, is available (i) without charge, upon request, by calling 1-855-545-FLAG; and (ii) on the Commission’s website at http://www.sec.gov.

WeatherStorm Forensic Accounting Long-Short ETF

Management Discussion of Fund Performance

November 30, 2017 (Unaudited)

Dear FLAG Shareholders,

Thank you for your investment in the WeatherStorm Forensic Accounting Long-Short ETF (“FLAG” or the “Fund”), formerly the Forensic Accounting ETF, which underwent a name change as of close of business on August 7, 2015. The information presented in this report relates to the operations of FLAG for the fiscal year ended November 30, 2017.

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the WeatherStorm Forensic Accounting Long-Short Index (the “Long-Short Index”). The Long-Short Index seeks to enhance U.S. large cap exposure by offering a long/short portfolio comprised from a universe of the 500 largest U.S. stocks by market capitalization, while providing additional return potential through the careful and systematic selection and shorting of stocks based on forensic accounting analysis. Forensic accounting critically dissects companies’ financial statements with the goal of identifying the “red flags” of aggressive accounting and revenue recognition practices. The index construction process aims to identify and allocate capital to higher quality stocks with more sustainable revenues, cash flows and earnings, while at attractive valuations. It also attempts to detect and short lower quality stocks where aggressive accounting practices may have been employed and revenues, cash flows and earnings may be less persistent in the future. The Long- Short Index is constructed with a 100% net equity exposure (130% long, 30% short).

The Fund underperformed the S&P 500, a broad market index, during its 2017 fiscal year and since inception (1/30/2013). From inception to the end of November 2017, the FLAG cumulative market price return was 89.52% and NAV return was 89.44%; while a broad market index, the S&P 500 Index, returned 95.22%.

For the 2017 fiscal year, the Fund market price return was 12.50% and the Fund at NAV returned 12.50%, while its index, (the Long-Short Index) during the period, returned 14.37% and the S&P 500 Index returned 22.87%.

During the 2017 fiscal year, the best performing sector in the Fund was Industrials, returning 34.19%; while the worst performing sector was Telecommunication Services, down 16.52% for the period.

The largest positive contributor to the return of the Fund for the fiscal year was Micron Technology (MU), adding 64 basis points to the return of the Fund. The largest negative contributor was Macy’s, Inc. (M) which detracted 31 basis points for the period.

The best performing security in the Fund during the period was Micron Technology (MU), which returned 104.86% for the fiscal year. The worst performing security for the period was Macy’s, Inc. (M) which had a -33.13% return.

We appreciate your investment in the WeatherStorm Forensic Accounting Long-Short ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

WeatherStorm Forensic Accounting Long-Short ETF

Management Discussion of Fund Performance

November 30, 2017 (Unaudited) (Continued)

Performance through 12/31/17 is 14.33% (one year) and 14.62% (annualized since inception). The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-855-545-FLAG.

The WeatherStorm Forensic Accounting Long-Short Index seeks to enhance U.S. large cap exposure by offering a long/short portfolio comprised from a universe of the 500 largest U.S. stocks by market capitalization, while providing additional return potential through the careful and systematic selection and shorting of stocks based on forensic accounting analysis.

The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the Index proportionate to its market value.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

Investing involves risk, including the possible loss of principal. The Index may include REITs. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in REITs. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, REITs are subject to the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and maintaining exemption from the registration requirements of the Investment Company Act of 1940, as amended.

WeatherStorm Forensic Accounting Long-Short ETF

Management Discussion of Fund Performance

November 30, 2017 (Unaudited) (Concluded)

Growth of a $10,000 Investment‡
(at Net Asset Value)‡

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2017
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
WeatherStorm Forensic Accounting Long-Short ETF	12.50%	12.50%	9.92%	9.91%	14.12%	14.13%
Hybrid Del Vecchio Earnings Quality Index®/WeatherStorm Forensic Accounting Long-Short Index**	14.37%	14.37%	12.13%	12.13%	15.70%	15.70%
WeatherStorm Forensic Accounting Long-Short Index	14.37%	14.37%	N/A	N/A	N/A	N/A
S&P 500 Index	22.87%	22.87%	10.91%	10.91%	14.84%	14.84%

*	Fund commenced operations on January 30, 2013.
**

Reflects performance of the Del Vecchio Earnings Quality Index® through August 7, 2015 and the WeatherStorm Forensic Accounting Long-Short Index thereafter. The inception of the WeatherStorm Forensic Accounting Long-Short Index was on July 31, 2015. Effective August 7, 2015, the Fund changed its index from the Del Vecchio Earnings Quality Index® to the WeatherStorm Forensic Accounting Long-Short Index (“New Index”). This change was effected due to the change in the Fund’s investment objective to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the New Index.

‡	Unaudited

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Please visit www.flagetf.com or call 1-855-545-FLAG for most recent month end performance and expenses.

Current performance may be lower or higher than the performance data shown here.

There are no assurances that the Fund or index will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index in Management Discussion of Fund Performance.

WeatherStorm Forensic Accounting Long-Short ETF

Schedule of Investments

November 30, 2017

Description	Shares	Fair Value
SCHEDULE OF INVESTMENTS
COMMON STOCK — 131.7%
Consumer Discretionary — 20.6%
Bed Bath & Beyond (A)	7,736	$173,209
Best Buy (A)	3,249	193,673
BorgWarner (A)	3,492	194,434
Foot Locker (A)	5,053	216,471
Ford Motor (A)	14,880	186,298
Gap (A)	6,057	195,702
General Motors (A)	4,410	190,027
Goodyear Tire & Rubber (A)	4,964	160,685
H&R Block (A)	6,733	176,270
Kohl's (A)	3,836	184,013
L Brands (A)	2,962	166,079
Lear (A)	1,028	185,955
Macy's (A)	8,115	193,137
Michaels (A) *	8,049	173,858
News, Cl A (A)	13,540	218,806
Nordstrom (A)	3,735	169,756
Omnicom Group (A)	2,079	148,524
Ralph Lauren, Cl A (A)	2,000	190,300
Target (A)	3,029	181,437
Whirlpool	885	149,184
Williams-Sonoma	3,549	181,567
		3,829,385
Consumer Staples — 10.7%
Archer-Daniels-Midland (A)	4,079	162,670
Bunge (A)	2,319	155,164
Campbell Soup (A)	3,802	187,439
ConAgra Brands (A)	5,321	198,633
Costco Wholesale (A)	1,067	196,787
CVS Caremark (A)	2,174	166,528
JM Smucker (A)	1,674	195,306
Kroger (A)	8,793	227,387
Spectrum Brands Holdings	18	2,068
TreeHouse Foods (A) *	2,625	120,802
Walgreens Boots Alliance	2,218	161,382
Wal-Mart Stores	2,236	217,406
		1,991,572
Energy — 9.0%
Baker Hughes a GE (A)	3,207	95,344
ConocoPhillips (A)	3,574	181,845
Hess (A)	3,831	175,766
HollyFrontier (A)	5,127	228,049
Marathon Oil (A)	13,248	196,601
Marathon Petroleum (A)	3,206	200,792
Murphy Oil (A)	6,554	183,184
Peabody Energy (A) *	5,979	199,161
Valero Energy (A)	2,368	202,748
		1,663,490
Financials — 17.3%
Aflac (A)	2,125	186,235
Allstate (A)	1,956	200,803
Cincinnati Financial (A)	2,331	174,196
CIT Group (A)	3,726	185,704
Evercore, Cl A (A)	2,280	198,018
FNF Group (A)	3,766	152,372
Hanover Insurance Group (A)	1,830	196,908
Legg Mason (A)	4,664	186,373
Loews (A)	3,687	185,382
Mercury General (A)	3,117	171,061
MetLife (A)	3,449	185,142
Progressive (A)	3,710	197,298
Regions Financial (A)	12,069	200,225
Santander Consumer USA Holdings (A)	11,794	203,328
Synchrony Financial (A)	5,928	212,756
T Rowe Price Group (A)	2,077	213,765
WR Berkley (A)	2,421	167,340
		3,216,906
Health Care — 16.9%
Amgen (A)	956	167,931
Anthem (A)	915	214,989
Centene (A) *	1,922	196,217
Cigna (A)	966	204,531
DaVita (A) *	3,036	185,378
Express Scripts Holding (A) *	2,814	183,417
Gilead Sciences (A)	2,119	158,459
HCA Healthcare (A) *	2,287	194,395
HealthSouth (A)	3,938	196,703
Humana (A)	742	193,558
McKesson (A)	1,031	152,320

The accompanying notes are an integral part of the financial statements.

WeatherStorm Forensic Accounting Long-Short ETF

Schedule of Investments

November 30, 2017 (Continued)

Description	Shares	Fair Value
Merck (A)	2,652	$146,576
Pfizer (A)	5,028	182,315
Quest Diagnostics (A)	1,883	185,400
United Therapeutics (A) *	1,499	194,855
Universal Health Services, Cl B	1,469	159,166
WellCare Health Plans (A) *	1,085	231,094
		3,147,304
Industrials — 12.3%
AECOM (A) *	4,861	182,287
American Airlines Group (A)	3,525	177,977
Boeing (A)	699	193,483
Delta Air Lines (A)	3,270	173,048
Fluor (A)	4,241	205,307
Jacobs Engineering Group (A)	3,044	199,778
JetBlue Airways (A) *	9,491	203,772
Kirby (A) *	2,697	181,508
Robert Half International (A)	3,614	206,143
Ryder System (A)	2,129	175,600
United Continental Holdings *	2,642	167,292
WW Grainger	981	217,105
		2,283,300
Information Technology — 25.9%
ARRIS International (A) *	6,270	187,912
Avnet (A)	4,478	185,434
Black Knight (A) *	1,197	53,745
Cisco Systems (A)	5,258	196,123
Citrix Systems (A) *	2,169	190,070
Conduent (A) *	11,378	173,628
F5 Networks (A) *	1,496	200,763
First Solar (A) *	3,889	241,507
Hewlett Packard Enterprise (A)	11,921	166,298
HP (A)	8,930	191,548
Intel (A)	4,737	212,407
International Business Machines (A)	1,107	170,445
Jabil (A)	6,378	184,005
Juniper Networks (A)	6,376	176,998
Maxim Integrated Products (A)	3,795	198,592
MAXIMUS (A)	2,755	190,315
Motorola Solutions (A)	150	14,117
NCR (A) *	4,875	152,539
NetApp (A)	4,056	229,204
Qorvo (A) *	2,602	199,261
Sabre (A)	9,856	196,233
Skyworks Solutions (A)	1,809	189,475
Teradata (A) *	5,342	203,050
VMware, Cl A *	1,647	197,821
Western Digital	2,057	162,215
Western Union	9,284	182,802
Xerox	5,266	156,190
		4,802,697
Materials — 6.8%
Bemis (A)	3,759	176,372
Freeport-McMoRan, Cl B (A) *	12,690	176,645
Mosaic (A)	7,452	181,009
Newmont Mining (A)	4,675	172,928
Steel Dynamics (A)	5,207	200,470
United States Steel	5,571	161,113
WestRock (A)	3,053	190,538
		1,259,075
Real Estate — 4.6%
CoreCivic ‡(A)	6,966	163,771
Host Hotels & Resorts ‡(A)	9,598	189,944
LaSalle Hotel Properties ‡(A)	6,148	174,849
Realogy Holdings (A)	5,212	145,467
RLJ Lodging Trust ‡(A)	8,065	174,849
		848,880
Telecommunication Services — 2.3%
AT&T (A)	4,584	166,766
CenturyLink (A)	9,302	135,716
Sprint (A) *	20,523	122,933
		425,415
Utilities — 5.3%
AES (A)	15,905	168,275
Ameren (A)	554	35,434
American Electric Power (A)	235	18,243
CenterPoint Energy (A)	5,989	179,730
Entergy (A)	2,291	198,126
Exelon (A)	4,698	195,953
FirstEnergy (A)	5,757	196,544
		992,305
Total Common Stock
(Cost $22,639,710)		24,460,329

RIGHTS — 0.0%
Safeway - Casa Ley CVR (B)(C) *	932	946
Safeway - PDC CVR (B)(C) *	932	45

Total Rights
(Cost $—)		991

Total Investments — 131.7%
(Cost $22,639,710)		$24,461,320

The accompanying notes are an integral part of the financial statements.

WeatherStorm Forensic Accounting Long-Short ETF

Schedule of Investments

November 30, 2017 (Continued)

Description	Shares	Fair Value
SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCK — (32.0)%
Consumer Discretionary — (5.6)%
CarMax*	(1,810)	$(124,727)
Floor & Decor Holdings, Cl A*	(3,384)	(137,357)
Liberty Broadband, Cl A*	(1,428)	(122,394)
Liberty Media -Liberty Formula One, Cl A*	(3,780)	(131,506)
Marriott International, Cl A	(1,019)	(129,413)
Netflix*	(742)	(139,185)
Priceline Group*	(72)	(125,259)
Vail Resorts	(590)	(132,844)
		(1,042,685)
Consumer Staples — (0.8)%
Constellation Brands, Cl A	(663)	(144,262)

Energy — (2.4)%
Centennial Resource Development, Cl A*	(6,998)	(141,989)
Cheniere Energy*	(3,030)	(146,410)
Diamondback Energy*	(1,370)	(149,755)
		(438,154)
Financials — (3.1)%
Cboe Global Markets	(1,271)	(156,879)
Goldman Sachs Group	(579)	(143,384)
Raymond James Financial	(1,605)	(141,721)
Texas Pacific Land Trust	(334)	(136,192)
		(578,176)
Health Care — (6.9)%
BioMarin Pharmaceutical*	(1,428)	(122,522)
Exact Sciences*	(2,904)	(172,730)
Incyte*	(1,005)	(99,485)
Juno Therapeutics*	(3,164)	(172,818)
Nektar Therapeutics, Cl A*	(5,979)	(322,806)
Penumbra*	(1,083)	(114,040)
Portola Pharmaceuticals*	(2,558)	(129,818)
Seattle Genetics*	(2,533)	(154,336)
		(1,288,555)
Industrials — (3.7)%
Cintas	(977)	(153,819)
Healthcare Services Group	(1,768)	(91,812)
John Bean Technologies	(1,386)	(165,973)
Roper Technologies	(546)	(145,897)
Wabtec	(1,761)	(135,421)
		(692,922)
Information Technology — (5.0)%
Analog Devices	(1,586)	(136,571)
Arista Networks*	(729)	(169,944)
Gartner*	(1,072)	(129,594)
NVIDIA	(775)	(155,550)
Universal Display	(1,059)	(191,679)
WEX*	(1,158)	(149,058)
		(932,396)
Materials — (1.5)%
Ball	(3,066)	(122,364)
Sherwin-Williams	(378)	(150,981)
		(273,345)
Real Estate — (3.0)%
CyrusOne‡	(2,295)	(139,444)
Equinix‡	(307)	(142,598)
Howard Hughes*	(1,130)	(140,120)
Regency Centers‡	(2,109)	(143,012)
		(565,174)

Total Common Stock
(Proceeds $5,403,219)		(5,955,669)

Total Securities Sold Short — (32.0)%
(Proceeds $5,403,219)		$(5,955,669)

Percentages are based on Net Assets of $18,571,333.

*	Non-income producing security.

‡	Real Estate Investment Trust

(A)

Substantially all of the securities, or a portion thereof, have been pledged as collateral for open short positions by the Fund. The aggregate market value of the collateral at November 30, 2017 was $13,489,081.

(B)

Security is considered illiquid and fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The securities were acquired on January 30, 2015 at a cost of $0. The total value of such securities as of November 30, 2017, was $991 and represents 0.01% of net assets.

(C)	Expiration date is unavailable.

Cl — Class

CVR — Contingent Value Right

PDC — Property Development Centers

The accompanying notes are an integral part of the financial statements.

WeatherStorm Forensic Accounting Long-Short ETF

Schedule of Investments

November 30, 2017 (Concluded)

The following is a list of the inputs used as of November 30, 2017 in valuing the Fund’s investments and securities sold short carried at value:

Investments in Securities	Level 1	Level 2	Level 3*	Total
Common Stock	$24,460,329	$—	$—	$24,460,329
Rights	—	—	991	991
Total Investments in Securities	$24,460,329	$—	$991	$24,461,320

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(5,955,669)	$—	$—	$(5,955,669)
Total Securities Sold Short	$(5,955,669)	$—	$—	$(5,955,669)

*

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

WeatherStorm Forensic Accounting Long-Short ETF

Statement of Assets and Liabilities

November 30, 2017

Assets:
Investments, at Fair Value	$24,461,320
Cash and Cash Equivalents	18,692
Cash at Broker	6,764
Dividends Receivable	57,919
Total Assets	24,544,695

Liabilities:
Securities Sold Short, at Fair Value	5,955,669
Advisory Fees Payable	12,315
Dividends Payable on Securities Sold Short	5,104
Payable to Broker	274
Total Liabilities	5,973,362

Net Assets	$18,571,333

Net Assets Consist of:
Paid-in Capital	$18,535,571
Accumulated Undistributed Net Investment Income	36,098
Accumulated Net Realized Loss on Investments and Securities Sold Short	(1,269,496)
Net Unrealized Appreciation on Investments and Securities Sold Short	1,269,160
Net Assets	$18,571,333

Investments, at Cost	$22,639,710
Securities Sold Short, Proceeds	5,403,219
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	450,000
Net Asset Value, Offering and Redemption Price Per Share	$41.27

The accompanying notes are an integral part of the financial statements.

WeatherStorm Forensic Accounting Long-Short ETF

Statement of Operations

For the year ended November 30, 2017

Investment Income:
Dividend Income	$436,891
Interest Income	172
Total Investment Income	437,063

Expenses:
Advisory Fees	117,001
Stock Loan Fees	66,672
Dividend Expense	37,461
Total Expenses	221,134

Net Investment Income	215,929

Net Realized Gain (Loss) on:
Investments(1)	1,349,064
Securities Sold Short	(377,331)
Net Change in Unrealized Appreciation (Depreciation):
Investments	1,448,804
Securities Sold Short	(846,319)
Net Realized and Unrealized Gain on Investments and Securities Sold Short	1,574,218

Net Increase in Net Assets Resulting from Operations	$1,790,147

(1)	Includes realized gains as a result of in-kind transactions (See Note 4).

The accompanying notes are an integral part of the financial statements.

WeatherStorm Forensic Accounting Long-Short ETF

Statements of Changes in Net Assets

	Year Ended November 30, 2017	Year Ended November 30,2016
Operations:
Net Investment Income	$215,929	$189,983
Net Realized Gain on Investments and Securities Sold Short(1)	971,733	1,037,272
Net Change in Unrealized Appreciation on Investments and Securities Sold Short	602,485	871,778
Net Increase in Net Assets Resulting from Operations	1,790,147	2,099,033

Dividends and Distributions to Shareholders:
Investment Income	(218,648)	(199,617)
Total Dividends and Distributions to Shareholders	(218,648)	(199,617)

Capital Share Transactions:
Issued	15,582,112	13,329,308
Redeemed	(9,770,983)	(15,055,685)
Increase (Decrease) in Net Assets from Capital Share Transactions	5,811,129	(1,726,377)

Total Increase in Net Assets	7,382,628	173,039

Net Assets:
Beginning of Year	11,188,705	11,015,666
End of Year (Includes Accumulated Undistributed Net Investment Income of $36,098 and $35,720, respectively)	$18,571,333	$11,188,705

Share Transactions:
Issued	400,000	400,000
Redeemed	(250,000)	(450,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	150,000	(50,000)

(1)	Includes realized gains as a result of in-kind transactions (See Note 4).

The accompanying notes are an integral part of the financial statements.

WeatherStorm Forensic Accounting Long-Short ETF

Statement of Cash Flows

For the year ended November 30, 2017

Cash Flows from Operating Activities
Net Increase in Net Assets Resulting from Operations	$1,790,147
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities:
Purchases of Long-Term Portfolio Investments	(13,401,900)
Proceeds from Sales of Long-Term Portfolio Investments	15,720,943
Payments to Cover Securities Sold Short	(7,657,445)
Proceeds from Securities Sold Short	9,416,785
Cash Paid from In-Kind Purchases	(4,580,219)
Cash Received from In-Kind Sales	594,703
Realized Gain on Investments	(1,349,064)
Realized Loss on Securities Sold Short	377,331
Change in Unrealized Appreciation from Investments	(1,448,804)
Change in Unrealized Depreciation from Securities Sold Short	846,319
Increase in Dividends Receivable	(18,454)
Decrease in Prepaid Expenses	395
Decrease in Reclaims Receivable	181
Increase in Advisory Fees Payable	4,837
Increase in Dividends Payable on Securities Sold Short	3,246
Net Cash Provided by Operating Activities	299,001

Cash Flows from Financing Activities
Dividend Distributions Paid	(218,648)
Increase in Cash at Broker	(6,764)
Decrease in Payable to Broker	(1,516)
Payments for Shares Redeemed	(71,468)
Net Cash Used in Financing Activities	(298,396)

Net Increase in Cash	605
Cash — Beginning of Year	18,087
Cash — End of Year	$18,692

Supplemental Disclosure for Non Cash Operating Activities:
Investments Received for In-Kind Creations	$15,582,112
Investments Redeemed for In-Kind Redemptions	$9,699,515

Supplemental Disclosure for Non Cash Financing Activities:
Capital Shares Issued for In-Kind Creations	$15,582,112
Capital Shares Issued for In-Kind Redemptions	$9,699,515

Supplemental Disclosure of Cash Flow Information:
Cash Paid for Stock Loan Fee	$66,672

The accompanying notes are an integral part of the financial statements.

WeatherStorm Forensic Accounting Long-Short ETF

Financial Highlights

The accompanying notes are an integral part of the financial statements.

Selected Per Share Data & Ratios
For the Year or Period Ended November 30,
For a Share Outstanding Throughout the Year or Period

		Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover(3)
2017		$37.30	$0.61	$4.01	$4.62	$(0.65)	$—	$(0.65)	$41.27	$41.28	12.50%	$18,571	1.61	%(6)	1.57%		71%
2016		31.47	0.56	5.84	6.40	(0.57)	—	(0.57)	37.30	37.31	20.67	11,189	1.62	(5)	1.74		79
2015		32.65	0.48	(1.18)	(0.70)	(0.48)	—	(0.48)	31.47	30.73	(2.17)	11,016	0.99	(4)	1.47		112
2014		31.16	0.39	3.76	4.15	(0.56)	(2.10)	(2.66)	32.65	32.67	14.45	16,327	0.85		1.26		26
2013	‡	25.00	0.30	5.86	6.16	—	—	—	31.16	31.15	24.64 (7)	9,347	0.85	(2)	1.27	(2)	154

‡	Commenced operations on January 30, 2013.

*	Per share data calculated using average shares method.

(1)

Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. The return shown does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)	Annualized.

(3)

Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing creations or redemptions.

(4)

Dividend expense and excise tax expense totaled 0.13% and 0.01%, respectively, of average net assets for the year ended November 30, 2015. Had these expenses not been included, the ratio of expenses to average net assets would have been 0.85%.

(5)

Dividend expense and stock loan fees totaled 0.21% and 0.56%, respectively, of average net assets for the year ended November 30, 2016. Had these expenses not been included, the ratio of expenses to average net assets would have been 0.85%.

(6)

Dividend expense and stock loan fees totaled 0.27% and 0.48%, respectively, of average net assets for the year ended November 30, 2017. Had these expenses not been included, the ratio of expenses to average net assets would have been 0.85%.

(7)	Total return is for the period indicated and has not been annualized.

Amounts designated as “—“are $0.

The accompanying notes are an integral part of the financial statements.

WeatherStorm Forensic Accounting Long-Short ETF

Notes to Financial Statements

November 30, 2017

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the WeatherStorm Forensic Accounting Long-Short ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the WeatherStorm Forensic Accounting Long-Short Index (the “Index”). The Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. Vident Investment Advisory, LLC (“Vident” or the “Sub-Adviser”) serves as the Sub-Adviser to the Fund.

Shares of the Fund are listed and traded on the NASDAQ Stock Market LLC. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in Share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies ASC (“ASC 946”), and concluded that the Fund meets criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long securities and at the most recent quoted ask price for securities sold short. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security will be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with fair

WeatherStorm Forensic Accounting Long-Short ETF

Notes to Financial Statements

November 30, 2017 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

value procedures established by the Board. The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the year ended November 30, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended November 30, 2017, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of November 30, 2017, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. The prior three tax years remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

WeatherStorm Forensic Accounting Long-Short ETF

Notes to Financial Statements

November 30, 2017 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities Sold Short — As consistent with the Fund’s investment objectives, the Fund intends to sell securities short. A short sale is the sale by a fund of a security which it does not own in anticipation of purchasing the same security in the future. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. The Fund’s securities sold short and payable to broker are held with one major securities broker-dealer. Dividends are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a fee, which is accrued daily and is shown on the Statement of Operations as Stock Loan Fee. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A realized gain, limited to the price at which the Fund sold the security short, or a realized loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Fund closes its short position or replaces the borrowed security, the Fund will maintain a segregated account with its custodian containing marginable securities. The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of marginable assets (for example, long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding tax on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Creation Units — The Fund issues and redeems shares (“Shares”) at NAV and only in large blocks of Shares (each block of Shares for the Fund, at least 50,000 shares, is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $1,600 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,600 per transaction. In addition to the fixed creation or redemption transaction fee, an additional transaction fee of up to five times the fixed creation or redemption transaction fee may apply. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

WeatherStorm Forensic Accounting Long-Short ETF

Notes to Financial Statements

November 30, 2017 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Creation Units (continued) — If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown based on the NAV as of November 30, 2017:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
WeatherStorm Forensic Accounting Long-Short ETF	50,000	$1,600	$2,063,500	$1,600

To the extent the Fund permits the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund at all or a portion of the applicable deposit securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount of 115% of the daily mark-to-market of the missing deposit securities. Amounts are disclosed as Segregated Cash Balance with Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not hold more than 15% of the value of its net assets in illiquid securities. Information concerning illiquid securities as of November 30, 2017 is disclosed within the Schedule of Investments.

3. AGREEMENTS

Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Fund primarily in the form of oversight of the Sub-Adviser, including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust are also officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers of the Trust.

The Adviser has entered into a Sub-License, Marketing Support, and Expense Reimbursement Agreement (“Expense Reimbursement Agreement”) with WeatherStorm Capital, LLC (the “Index Provider”). Under the Expense Reimbursement Agreement, the Index Provider assumes the obligation of the Adviser to pay all expenses of the Funds, except Excluded Expenses.

WeatherStorm Forensic Accounting Long-Short ETF

Notes to Financial Statements

November 30, 2017 (Continued)

3. AGREEMENTS (continued)

Sub-Advisory Agreement

The Sub-Adviser is responsible for, among other things, trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under the sub-advisory agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly, at an annual rate of 0.05% on the average daily net assets of the Fund, subject to a $15,000 minimum fee.

The Fund’s Index Provider is affiliated with the Sub-Adviser, but is not affiliated with the Fund or the Adviser. The Index Provider developed the methodology for determining the securities to be included in the Index and is responsible for the ongoing maintenance of the Index. The Index is calculated by Solactive AG, which is not affiliated with the Fund, the Adviser, the Sub-Adviser, or the Index Provider.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the year ended November 30, 2017, the Plan was not operational and, thus, the Fund paid no fees under the Plan. The Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers of the Trust may also be employees of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

4. INVESTMENT TRANSACTIONS

For the year ended November 30, 2017, the purchases and sales of investments in securities, excluding in-kind transactions, securities sold short, long-term U.S. Government and short-term securities were:

	Purchases	Sales
WeatherStorm Forensic Accounting Long-Short ETF	$13,401,900	$15,720,943

There were no purchases or sales of long-term U.S. Government securities by the Fund.

WeatherStorm Forensic Accounting Long-Short ETF

Notes to Financial Statements

November 30, 2017 (Continued)

4. INVESTMENT TRANSACTIONS (continued)

For the year ended November 30, 2017, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
WeatherStorm Forensic Accounting Long-Short ETF	$20,162,331	$10,294,165	$1,659,253

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to REIT adjustments and redemptions in-kind have been reclassified to/from the following accounts as of November 30, 2017:

	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
WeatherStorm Forensic Accounting Long-Short ETF	$3,097	$(1,618,296)	$1,615,199

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Total
WeatherStorm Forensic Accounting Long-Short ETF
2017	$218,648	$218,648
2016	$199,617	$199,617

As of November 30, 2017, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$37,599
Capital Loss Carryforwards	(690,049)
Net Unrealized Appreciation	688,212
Total Distributable Earnings	$35,762

WeatherStorm Forensic Accounting Long-Short ETF

Notes to Financial Statements

November 30, 2017 (Continued)

5. TAX INFORMATION (continued)

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforwards
WeatherStorm Forensic Accounting Long-Short ETF	$413,521	$276,528	$690,049

For Federal income tax purposes, the cost of securities owned at November 30, 2017, and the net realized gains or losses on securities sold for the year, were different from amounts reported for financial reporting purposes primarily due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at November 30, 2017, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
WeatherStorm Forensic Accounting Long-Short ETF	$17,817,439	$2,350,964	$(1,662,752)	$688,212

6. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, the Fund intends to invest at least 80% of its total assets in securities of the Index. These securities are subject to certain risks, such as large capitalization risk, REIT risk and market risk associated with investing in the securities comprising the Index.

Market Risk

The values of equity securities in the Index could decline generally or could underperform other investments.

Short Sale Risk

If the Fund sells a security short and subsequently has to buy the security back at a higher price, the Fund will lose money on the transaction. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the Fund, could increase the exposure of the Fund to the market, increase losses, and increase the volatility of returns.

Leverage Risk

The Fund’s short sales effectively leverage the Fund’s assets. It is possible that the Fund may lose money on both long and short positions at the same time. The Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may decrease the Fund’s overall returns.

WeatherStorm Forensic Accounting Long-Short ETF

Notes to Financial Statements

November 30, 2017 (Concluded)

7. OTHER

At November 30, 2017, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by three Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NASDAQ Stock Market LLC and have been purchased and sold by persons other than Authorized Participants.

8. REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amended Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. As of August 1, 2017, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Fund’s financial statements and related disclosures or impact the Fund’s net assets or results of operations.

9. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statement were issued. Based on this evaluation, no adjustments were required to the financial statements.

On December 26, 2017, the Fund declared a distribution payable of $0.1392 per share of ordinary income to shareholders of record on December 27, 2017, and payable on December 29, 2017.

WeatherStorm Forensic Accounting Long-Short ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of WeatherStorm Forensic Accounting Long-Short ETF and
Board of Trustees of Exchange Traded Concepts Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of WeatherStorm Forensic Accounting Long-Short ETF (the “Fund”), a series of Exchange Traded Concepts Trust, as of November 30, 2017, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WeatherStorm Forensic Accounting Long-Short ETF as of November 30, 2017, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
January 29, 2018

WeatherStorm Forensic Accounting Long-Short ETF

Trustees and Officers of the Trust

November 30, 2017 (Unaudited)

The following chart lists Trustees and Officers as of November 30, 2017.

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the Adviser or the Administrator.

Set forth below are the names, years of birth, addresses, position with the Fund, term of office and length of time served, the principal occupations during the past five years, number of portfolios in fund complex overseen by the trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Fund. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-545-3524.

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Interested Trustee
J. Garrett Stevens c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)	T.S. Phillips Investments, Inc., 2000 to present – Investment Advisor/Vice President; Exchange Traded Concepts Trust 2009 to 2011 – Chief Executive Officer and Secretary; 2011 - present – President; Exchange Traded Concepts, LLC 2009 to Present – Chief Executive Officer; Exchange Listed Funds Trust 2012 to present - President	11	ETF Series Solutions (2012-2014) -Trustee
Independent Trustees
David M. Mahle c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1944)	Trustee	Since 2011	Jones Day 2012 to Present – Consultant; Jones Day 2008 to 2011 – Of Counsel; Jones Day 1988 to 2008 - Partner	16	Trustee, Exchange Listed Funds Trust (5); Trustee, Source ETF Trust (2014-2015)

WeatherStorm Forensic Accounting Long-Short ETF

Trustees and Officers of the Trust

(Unaudited) (Continued)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Independent Trustees (continued)
Kurt Wolfgruber c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1950)	Trustee	Since 2012	Amherst Asset Management, 2010 to present – Independent Advisor; Oppenheimer Funds, Inc., 2007-2009 - President	16	New Mountain Finance Corp.; - Director; Exchange Listed Funds Trust (5) – Trustee; Source ETF Trust (2014-2015) - Trustee
Mark Zurack c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1957)	Trustee	Since 2011	Columbia Business School 2002 to Present - Professor	11	AQR Funds (46)Trustee; Source ETF Trust (2014-2015) -Trustee
Timothy Jacoby c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1952)	Trustee	Since 2014	Deloitte & Touche LLP 2000-2014 - Partner	16	Exchange Listed Funds Trust (5)-Trustee; Source ETF Trust (2014-2015) - Trustee; Edward Jones Money Market Fund – Trustee

(1)	Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

WeatherStorm Forensic Accounting Long-Short ETF

Trustees and Officers of the Trust

(Unaudited) (Concluded)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Officers
J. Garrett Stevens c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)

T.S. Phillips Investments, Inc., 2000 to present – Investment Advisor/Vice President; Exchange Traded Concepts Trust 2009 to 2011 – Chief Executive Officer and Secretary; 2011 - present – President; Exchange Traded Concepts, LLC 2009 to Present – Chief Executive Officer; Exchange Listed Funds Trust 2012 to present – President

ETF Series Solutions 2012-2014 - Trustee
Richard Hogan c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1963)	Secretary	Since 2011

Managing Member, Yorkville ETF Advisors 2011 to 2016; Exchange Traded Concepts, LLC, 2011 to present – Director; Private Investor – 2003 to present; Exchange Traded Concepts Trust, 2011 to present – Secretary; Yorkville ETF Advisors, 2011 to 2016 – Managing Member

Board Member of Peconic Land Trust of Suffolk County, NY; Exchange Listed Funds Trust (5) - Trustee
James J. Baker Jr. c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1951)	Treasurer	Since 2015	Exchange Traded Concepts, LLC, 2011 to present – Managing Partner; Yorkville ETF Advisors, 2012 to 2016 – Managing Partner; Goldman Sachs, 2000 to 2011 – Vice President.	None
Eric Kleinschmidt c/o SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (1968)	Assistant Treasurer	Since 2013	Director, Fund Accounting, SEI Investments Global Funds Services, 2004 to present.	None
Alyssa Garie c/o Cipperman Compliance Services LLC 480 Swedesford Road, Suite 300 Wayne, PA 19087 (1984)	Chief Compliance Officer	Since 2017	Cipperman Compliance Services, LLC, 2014 to present - Vice President; Mondrian Investment Partners (U.S.), Inc. 2006 to 2013 - Senior Associate.	None

WeatherStorm Forensic Accounting Long-Short ETF

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses, dividend expense on securities sold short, and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2017 to November 30, 2017) (unless otherwise noted below).

The table below illustrates your Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 6/1/17	Ending Account Value 11/30/17	Annualized Expense Ratios	Expenses Paid During Period(1)
WeatherStorm Forensic Accounting Long-Short ETF
Actual Fund Return	$ 1,000.00	$ 1,090.60	1.62%	$8.49
Hypothetical 5% Return	$ 1,000.00	$ 1,016.95	1.62%	$8.19

(1)

Expenses are equal to the Fund’s annualized expense ratio (including stock loan fees and dividend expense on securities sold short) multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period).

WeatherStorm Forensic Accounting Long-Short ETF

Notice to Shareholders

(Unaudited)

For shareholders that do not have a November 30, 2017 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2017 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended November 30, 2017, the Fund is designating the following items with regard to distributions paid during the year.

	Long Term Capital Gain Distribution	Ordinary Income Distribution	Total Distributions	Dividends Qualifying For Corporate Dividend Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Qualified Interest Income (4)	Qualified Short-Term Capital Gain (5)
WeatherStorm Forensic Accounting Long-Short ETF	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.04%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)

The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)

The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

WeatherStorm Forensic Accounting Long-Short ETF

Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.flagetf.com.

THIS PAGE INTENTIONALLY LEFT BLANK

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Sub-Adviser:

Vident Investment Advisory, LLC

300 Colonial Center Parkway, Suite 330

Roswell, GA 30076

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave, NW

Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Ave.

Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

IDS-AR-001-0500

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a) (2)

Item 4.	Principal Accountant Fees and Services.

Fees billed by Cohen Fund Audit Services, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		Fiscal Year Ended November 2017			Fiscal Year Ended March 2017
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$80,000	$0	$0	$32,000	N/A	N/A
(b)	Audit-Related Fees	$0	$0	$0	N/A	N/A	N/A
(c)	Tax Fees	$21,500	$0	$0	$8,000	N/A	N/A
(d)	All Other Fees	$0	$0	$0	N/A	N/A	N/A

		Fiscal Year Ended November 2016
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$28,500	$0	$0
(b)	Audit-Related Fees	$0	$0	$0
(c)	Tax Fees	$6,000	$0	$0
(d)	All Other Fees	$0	$0	$0

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved .

(e)(2) Percentage of fees billed applicable to non-audit services approved pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows (Cohen):

	Fiscal Year Ended November 2017	Fiscal Year Ended March 2017	Fiscal Year Ended November 2016
Audit-Related Fees	0%	0%	0%
Tax Fees	0%	0%	0%
All Other Fees	0%	0%	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by Cohen for the fiscal year 2017, 2017, and 2016 were $0, $0, and $0, respectively.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Items 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees, Mark Zurack, Timothy Jacoby, David M. Mahle, and Kurt Wolfgruber.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: February 8, 2018

By	/s/ James J. Baker
James J. Baker Jr., Treasurer

Date: February 8, 2018